Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments - Summary of Cash and Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 873.0	$ 743.0
Restricted cash and cash equivalents	374.6	203.6
Total cash, cash equivalents and restricted cash	1,247.6	946.6	$ 964.1	$ 1,407.9
Restricted investments securing reinsurance contracts and letter of credit facilities	850.7	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	2,098.3	2,275.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	21.5	51.6
Reinsurance Contracts
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	$ 353.1	$ 152.0